DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Digital Health Acquisition Corp. (the “Company” or “DHAC”) is a blank check company incorporated as a Delaware corporation on March 30, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar Business Combination with one or more businesses (the “Business Combination”).

On June 9, 2022, DHAC Merger Sub I, Inc. (“Merger Sub I”), a Delaware corporation and a wholly owned subsidiary of the Company, was formed. On June 9, 2022, DHAC Merger Sub II, Inc. (“Merger Sub II”), a Texas corporation and a wholly owned subsidiary of the Company, was formed.

As of September 30, 2023, the Company had not commenced any significant operations. All activity for the period from inception, the date which operations commenced, through September 30, 2023 relates to the Company’s formation, the Company’s Initial Public Offering (as defined below), and identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering (as defined below).

The registration statement for the Company’s Initial Public Offering was declared effective on November 3, 2021. On November 8, 2021, the Company consummated the Initial Public Offering of 11,500,000 units (the “Units” and, with respect to the shares of common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 1,500,000 Units, at $10.00 per Unit, generating gross proceeds of $115,000,000, which is described in Note 3. On October 20, 2022, in connection with the stockholders meeting to approve the extension, 10,805,877 shares of DHAC’s common stock were redeemed leaving 694,123 shares subject to redemption.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 557,000 units (each, a “Private Placement Unit” and, collectively, the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to Digital Health Sponsor LLC (the “Sponsor”), generating gross proceeds of $5,570,000, which is described in Note 4. As of November 8, 2021, the Company received $3,680,000 from the proceeds of the Private Placement and recorded $1,890,000 in subscription receivable. The Sponsor paid the subscription in full on November 12, 2021.

Transaction costs amounted to $6,877,164, consisting of $1,955,000 of underwriting fees, $4,370,000 of deferred underwriting fees and $552,164 of other offering costs. In addition, cash of $9,478 was held outside of the Trust Account (as defined below) and is available for the payment of offering costs and for working capital purposes.

Following the closing of the Initial Public Offering on November 8, 2021, an amount of $116,725,000 ($10.15 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”), invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Trust Account is intended as a holding place for funds pending the earliest to occur of either (i) the completion of the initial Business Combination; (ii) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Company’s public shares if the Company does not complete the initial Business Combination within 21 months from the closing of the Initial Public Offering (as currently extended and as may be further extended in accordance with the Amended and Restated Certificate of Incorporation) or (B) with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity; or (iii) absent an initial Business Combination within 21 months from the closing of the Initial Public Offering (as currently extended and as may be further extended in accordance with the Amended and Restated Certificate of Incorporation), the Company’s return of the funds held in the Trust Account to the Company’s public stockholders as part of the Company’s redemption of the public shares.

On October 20, 2022, stockholders of DHAC approved a proposal to amend DHAC’s amended and restated certificate of incorporation to (a) extend the date by which DHAC has to consummate a business combination (the “Extension”) for an additional three (3) months, from November 8, 2022 to February 8, 2023, (b) provide DHAC’s board of directors the ability to further extend the date by which DHAC has to consummate a business combination up to three (3) additional times for three (3) months each time, for a maximum of nine (9) additional months if the Sponsor pays an amount equal to $350,000 for each three-month extension (the “Extension Fee”), which amount shall be deposited in the trust account of DHAC; provided, that if as of the time of an extension DHAC has filed a Form S-4 registration statement in connection with its initial business combination, then no Extension Fee would be required in connection with such extension; provided further that for each three-month extension (if any) following such extension where no deposit into the Trust Account or other payment has been made, an Extension Fee is required, and (c) allow for DHAC to provide redemption rights to DHAC’s public stockholders in accordance with the requirements of the amended and restated certificate of incorporation without complying with the tender offer rules. In connection with such stockholder vote, an aggregate of 10,805,877 shares of DHAC’s common stock were redeemed leaving 4,156,123 shares issued and outstanding and entitled to vote as of October 20, 2022.

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held and taxes payable on the income earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide the Company’s public stockholders with the opportunity to redeem all or a portion of their common shares in connection with the initial Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) without a stockholder vote by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek stockholder approval under applicable law or stock exchange listing requirement. The public stockholders will be entitled to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, divided by the number of then outstanding public shares, subject to the limitations.

The amount in the Trust Account was initially anticipated to be $10.15 per public share. On October 26, 2022, in connection with the approval of the extension, the Sponsor deposited $350,000 into the Trust Account for the first three-month extension, as such the amount in the Trust Account is anticipated to be $10.65 per public share. On February 2, 2023 the Company announced a second extension of the date by which the Company has to consummate a business combination from February 8, 2023 to May 8, 2023. On May 8, 2023 the Company announced a third extension of the date by which the Company has to consummate a business combination from May 8, 2023 to August 8, 2023 (as extended, the “Combination Period”) and deposited $350,000 into the Trust Account for such extension. The May extension is the second of three additional three-month extensions permitted under the Company’s governing documents and provides the Company with additional time to complete its initial business combination. On August 1, 2023, the Company issued a press release announcing that on July 31, 2023, the Company extended the date by which the Company has to consummate a business combination from August 8, 2023 to November 8, 2023. The extension is the third of three additional three-month extensions permitted under the Company’s governing documents and provides the Company with additional time to complete its initial business combination. On November 6, 2023, the Company approved four additional extensions, each by an additional three month, for an aggregate of an additional twelve months up to November 8, 2024.

If the Company is unable to complete its initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Delaware law to provide for claims of creditors and in all cases subject to the other requirements of applicable law. The shares of common stock subject to redemption are recorded at a redemption value and classified as temporary equity in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”.

The Sponsor, along with certain advisors, officers and directors, has entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their founder shares (as defined in Note 5) and public shares in connection with the completion of the initial Business Combination; (ii) waive their redemption rights with respect to their founder shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Company’s public shares if the Company have not consummated an initial Business Combination within the Combination Period or (B) with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete the initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the prescribed time frame; and (iv) vote any founder shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions) in favor of the initial Business Combination.

The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company have entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.15 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor have the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Company’s Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.

On June 15, 2022, DHAC, entered into a Business Combination agreement, by and among DHAC Merger Sub I, Inc., DHAC Merger Sub II, Inc., DHAC (together with Merger Sub I, the “Merger Subs”), VSee Lab, Inc., a Delaware corporation (“VSee”) and iDoc Virtual Telehealth Solutions, Inc., a Texas corporation (“iDoc”). The Business Combination agreement and the transactions contemplated thereby (collectively, the “Business Combination”) were unanimously approved by the boards of directors of each of DHAC, VSee and iDoc on June 15, 2022. On August 9, 2022, DHAC, Merger Sub I, Merger Sub II, VSee and iDoc entered into the First Amended and Restated Business Combination Agreement to provide for the concurrent execution of financing documents for a PIPE consisting of convertible notes and warrants and delivery of the Cassel Salpeter’s opinion to the Board. On October 6, 2022, DHAC, Merger Sub I, Merger Sub II, VSee and iDoc entered into a Second Amended and Restated Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”) to make the consideration payable to VSee and iDoc stockholders 100% DHAC common stock and to provide for the concurrent execution of amended PIPE financing documents providing for the issuance of the shares and warrants to the PIPE investors. On July 11, 2023, each of the PIPE Investors provided notice to the Company that since a closing condition was not met, the PIPE Investors were under no obligation to close the PIPE Financing.

Pursuant to the Business Combination Agreement and subject to the terms and conditions set forth therein, Merger Sub I will merge with and into VSee (the “VSee Merger”), with VSee surviving the VSee Merger as a wholly owned subsidiary of DHAC, and Merger Sub II will merge with and into iDoc (the “iDoc Merger” and, together with the VSee Merger, the “Mergers”), with iDoc surviving the iDoc Merger as a wholly owned subsidiary of DHAC. At the effective time of the Mergers (the “Effective Time”), DHAC will change its name to VSee Health, Inc.

On March 31, 2023, the Company received a letter (the “Letter”) from the staff (the “Staff”) at The Nasdaq Global Market (“Nasdaq Global”) notifying the Company that for the 30 consecutive trading days prior to the date of the Letter, the Company’s securities listed on the Nasdaq Global (including the Common Stock, Units and Warrants) (the “Securities”) had traded at a value below the minimum $50,000,000 “Market Value of Listed Securities” (“MVLS”) requirement set forth in Nasdaq Listing Rule 5450(b)(2)(A), which is required for continued listing of the Company’s Securities on Nasdaq Global. The Letter is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s Securities on Nasdaq Global.

In accordance with Nasdaq listing rule 5810(c)(3)(C), the Company has 180 calendar days, or until September 27, 2023, to regain compliance. The Letter notes that to regain compliance, the Company’s Securities must trade at or above a level such that the Company’s MVLS closes at or above $50,000,000 for a minimum of ten consecutive business days during the compliance period, which ends September 27, 2023. The Letter further notes that if the Company is unable to satisfy the MVLS requirement prior to such date, the Company may be eligible to transfer the listing of its Securities to The Nasdaq Capital Market (provided that it then satisfies the requirements for continued listing on that market). If the Company does not regain compliance by September 27, 2023, Nasdaq staff will provide written notice to the Company that its Securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a hearings panel.

On May 23, 2023, the Company received a letter (the “Second Letter”) from the Staff. The Second Letter notifies the Company that for the 30 consecutive business days prior to the date of the Second Letter, the Company’s market value of publicly held shares (“MVPHS”) was below the $15 million required for continued listing on the Nasdaq Global and therefore, the Company no longer meets Nasdaq Listing Rule 5450(b)(3)(C) (the “MVPHS Requirement”). The Second Letter is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq Global.

In accordance with Nasdaq Listing Rule 5810(c)(3)(D), the Company has 180 calendar days, or until November 20, 2023 (the “Compliance Date”), to regain compliance. The Second Letter notes that to regain compliance with the MVPHS Requirement, the MVPHS must equal or exceed $15 million for a minimum of ten (10) consecutive business days on or prior to the Compliance Date. If the Company regains compliance with the MVPHS Requirement, Nasdaq will provide the Company with written confirmation and will close the matter. The Second Letter further notes that if the Company is unable to satisfy the MVPHS requirement prior to the Compliance Date, the Company may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that it then satisfies the requirements for continued listing on that market). If the Company does not regain compliance with the MVPHS Requirement by the Compliance Date, the Staff will provide written notice to the Company that its securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a Nasdaq hearing’s panel.

On September 28, 2023, the Company received a letter (the “Third Letter”) from the staff at The Nasdaq Global Market (“Nasdaq Global”) notifying the Company that the Staff has determined to delist the Company’s securities listed on Nasdaq Global (including the Common Stock, Units and Warrants) (the “Securities”) because it has not regained compliance with the Market Value of Listed Securities (“MVLS”) Standard. The market value of the Company’s listed Securities was below the $50,000,000 minimum MVLS requirement for continued listing on Nasdaq Global under Nasdaq Listing Rule 5450(b)(2)(A) (the “MLVS Rule”) and had not been at least $50,000,000 for the proceeding 30 consecutive trading days. As previously reported by the Company on its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on April 6, 2023, the Staff initially notified the Company on March 31, 2023 that the minimum MVLS for the Company’s Securities were below the $50,000,000 minimum MVLS requirement for the previous 30 consecutive trading days, and in accordance with the Nasdaq Listing Rules, the Company was provided 180 calendar days, or until September 27, 2023 to regain compliance with the MVLS Rule.

Pursuant to the Third Letter, on October 4, 2023, the Company requested a hearing (the “Hearing”) to appeal this determination and also applied to transfer the listing of its Securities from Nasdaq Global to the Nasdaq Capital Market (“NasdaqCM”). The Hearing is scheduled to be held on November 30, 2023 at 12:00 PM Eastern Time.

On October 9, 2023, the Company received an additional letter (the “Fourth Letter”) from the staff at Nasdaq Global notifying the Company that its not meeting the 400 total shareholders requirement under the Nasdaq Listing Rule 5450(a)(2) serves as an additional basis for delisting the Company’s Securities from Nasdaq Global. The Company planned to also address the 400 total shareholder requirement at the Hearing.

On October 26, 2023, the Nasdaq Listing Qualifications Department of the Nasdaq Stock Market notified the Company in writing (the “Notice”) that its application to transfer the listing of its Securities to NasdaqCM has been approved. The Notice also stated that the Company’s Securities will be transferred to the NasdaqCM at the opening of business on October 30, 2023. On November 1, 2023, the Company received a letter from the Nasdaq Global Hearings panel that due to the Company’s transfer of its listed Securities to NasdaqCM, the Hearing on November 30, 2023 regarding non-compliance with the Nasdaq Global listing standards has been cancelled.

As of October 30, 2023, the Company’s Securities are listed and traded on The Nasdaq Stock Market on NasdaqCM and will continue to be listed and traded on NasdaqCM.

On August 1, 2023, the Company issued a press release announcing that on July 31, 2023, the Company extended the date by which the Company has to consummate a business combination from August 8, 2023 to November 8, 2023. The extension is the third of three additional three-month extensions permitted under the Company’s governing documents and provides the Company with additional time to complete its initial business combination.

On August 17, 2023, the Company issued an amended and restated promissory note to SCS Capital Partners LLC in the aggregate principal amount of $565,000 (the “Promissory Note”), which amended and restated the promissory note issued by the Company to SCS Capital Partners LLC in February 2023. The Promissory Note bears no interest and is due and payable at the closing of the business combination.

On September 8, 2023, DHAC held a Special Meeting and the stockholders approved the proposal to the amendment of the Company’s amended and restated certificate of incorporation (as amended, the “Charter”) to expand the methods that the Company may employ to not become subject to the “penny stock” rules of the SEC (the “Charter Amendment Proposal”) and the adjournment of the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Charter Amendment Proposal. On September 8, 2023, DHAC filed an amendment to its Charter pursuant to the Charter Amendment Proposal. Under the amended Charter, DHAC would be able to consummate the Business Combination even if as a result of the transactions the combined company does not have net tangible assets of at least $5,000,001 upon consummation of such business combination.

On November 6, 2023, DHAC held its 2023 annual stockholders meeting (“2023 Annual Meeting”). At the 2023 Annual Meeting, the stockholders of DHAC approved amendments to DHAC’s Charter to extend the date by which the Company must consummate a Business Combination (as defined in the Charter) up to four (4) times, each by an additional three (3) months, for an aggregate of twelve (12) additional months (i.e., from November 8, 2023 up to November 8, 2024) or such earlier date as determined by the Company’s board of directors. In connection with the amended Charter, on November 6, 2023, DHAC extended the period of time that it has to consummate its business combination by three months from November 8, 2023 to February 8, 2024.

Furthermore, at the 2023 Annual Meeting, the stockholders of DHAC also approved an amendment to DHAC’s investment management trust agreement (the “Trust Agreement”), dated as of November 3, 2021 and as amended on October 26, 2022, by and between the Company and Continental Stock Transfer & Trust Company, which allows the Company to extend the business combination period from November 8, 2023 to up to four (4) times, each by an additional three (3) months, for an aggregate of twelve (12) additional months to November 8, 2024.

In connection with the 2023 Annual Meeting and amendments to DHAC’s Charter and Trust Agreement, 579,157 shares of Common Stock were tendered for redemption.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Digital Health Acquisition Corp. (the “Company” or “DHAC”) is a blank check company incorporated as a Delaware corporation on March 30, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar Business Combination with one or more businesses (the “Business Combination”).

On June 9, 2022, DHAC Merger Sub I, Inc. (“Merger Sub I”), a Delaware corporation and a wholly owned subsidiary of the Company, was formed. On June 9, 2022, DHAC Merger Sub II, Inc. (“Merger Sub II”), a Texas corporation and a wholly owned subsidiary of the Company, was formed.

As of December 31, 2022, the Company had not commenced any significant operations. All activity for the period from inception, date which operations commenced, through December 31, 2022 relates to the Company’s formation and the Company’s Initial Public Offering (as defined below), and identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering (as defined below). The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on November 3, 2021. On November 8, 2021, the Company consummated the Initial Public Offering of 11,500,000 units (the “Units” and, with respect to the shares of common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 1,500,000 Units, at $10.00 per Unit, generating gross proceeds of $115,000,000, which is described in Note 3. On October 20, 2022, In connection with the stockholders meeting to approve the extension, 10,805,877 shares of DHAC’s common stock were redeemed leaving 694,123 shares subject to redemption.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 557,000 units (each, a “Private Placement Unit” and, collectively, the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to Digital Health Sponsor LLC (the “Sponsor”), generating gross proceeds of $5,570,000, which is described in Note 4. As of November 8, 2021, the Company received $3,680,000 from the proceeds of the Private Placement and recorded $1,890,000 in subscription receivable. The Sponsor paid the subscription in full on November 12, 2021.

Transaction costs amounted to $6,877,164, consisting of $1,955,000 of underwriting fees, $4,370,000 of deferred underwriting fees and $552,164 of other offering costs. In addition, cash of $9,478 was held outside of the Trust Account (as defined below) and is available for the payment of offering costs and for working capital purposes.

Following the closing of the Initial Public Offering on November 8, 2021, an amount of $116,725,000 ($10.15 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”), invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Trust Account is intended as a holding place for funds pending the earliest to occur of either (i) the completion of the initial Business Combination; (ii) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Company’s public shares if the Company does not complete the initial Business Combination within 18 months from the closing of the Initial Public Offering (as currently extended and as may be further extended in accordance with the Amended and Restated Certificate of Incorporation) or (B) with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity; or (iii) absent an initial Business Combination within 18 months from the closing of the Initial Public Offering (as currently extended and as may be further extended in accordance with the Amended and Restated Certificate of Incorporation), the Company’s return of the funds held in the Trust Account to the Company’s public stockholders as part of the Company’s redemption of the public shares. On October 20, 2022, stockholders of DHAC approved a proposal to amend DHAC’s amended and restated certificate of incorporation to (a) extend the date by which DHAC has to consummate a business combination (the “Extension”) for an additional three (3) months, from November 8, 2022 to February 8, 2023, (b) provide DHAC’s board of directors the ability to further extend the date by which DHAC has to consummate a business combination up to three (3) additional times for three (3) months each time, for a maximum of nine (9) additional months if the Sponsor pays an amount equal to $350,000 for each three-month extension (the “Extension Fee”), which amount shall be deposited in the trust account of DHAC; provided, that if as of the time of an extension DHAC has filed a Form S-4 registration statement in connection with its initial business combination, then no Extension Fee would be required in connection with such extension, and (c) allow for DHAC to provide redemption rights to DHAC’s public stockholders in accordance with the requirements of the amended and restated certificate of incorporation without complying with the tender offer rules.

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of deferred underwriting discounts held and taxes payable on the income earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide the Company’s public stockholders with the opportunity to redeem all or a portion of their common shares in connection with the initial Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) without a stockholder vote by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek stockholder approval under applicable law or stock exchange listing requirement. The public stockholders will be entitled to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, divided by the number of then outstanding public shares, subject to the limitations.

The amount in the Trust Account was Initially anticipated to be $10.15 per public share. On October 26, 2022, in connection with the approval of the extension, the Sponsor deposited $350,000 into the Trust Account for the first three-month extension, as such the amount in the Trust Account is anticipated to be $10.65 per public share. On February 2, 2023 the Company announced a second extension of the date by which the Company has to consummate a business combination from February 8, 2023 to May 8, 2023 (as extended, the “Combination Period”). The February extension is the first of three additional three-month extensions permitted under the Company’s governing documents and provides the Company with additional time to complete its initial business combination. In connection with such stockholder vote, an aggregate of 10,805,877 shares of DHAC’s common stock were redeemed leaving 4,156,123 shares issued and outstanding and entitled to vote as of October 20, 2022.

However, if the Company is unable to complete its initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Delaware law to provide for claims of creditors and in all cases subject to the other requirements of applicable law.

The shares of common stock subject to redemption are recorded at a redemption value and classified as temporary equity in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” In such case, and in accordance with the closing conditions set forth in the Company’s business Combination Agreement (as defined below), the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.

The Sponsor, along with certain advisors, officers and directors, has entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their founder shares (as defined in Note 5) and public shares in connection with the completion of the initial Business Combination; (ii) waive their redemption rights with respect to their founder shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Company’s public shares if the Company have not consummated an initial Business Combination within the Combination Period or (B) with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fail to complete the initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fail to complete the initial Business Combination within the prescribed time frame; and (iv) vote any founder shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions) in favor of the initial Business Combination.

The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company have entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.15 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor have the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believe that the Company’s Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.

On June 15, 2022, DHAC, entered into a business combination agreement, by and among DHAC Merger Sub I, Inc., a Delaware corporation and a wholly owned subsidiary of DHAC (“Merger Sub I”), DHAC Merger Sub II, Inc., a Texas corporation and a wholly owned subsidiary of DHAC (“Merger Sub II” and together with Merger Sub I, the “Merger Subs”), VSee Lab, Inc., a Delaware corporation (“VSee”) and iDoc Virtual Telehealth Solutions, Inc., a Texas corporation (“iDoc”) (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”). Capitalized terms used but not otherwise defined herein shall have the meanings ascribed to such terms in the Business Combination Agreement. The Business Combination Agreement and the transactions contemplated thereby (collectively, the “Business Combination”) were unanimously approved by the boards of directors of each of DHAC, VSee and iDoc on June 15, 2022. On August 9, 2022, DHAC, Merger Sub I, Merger Sub II, VSee and iDoc entered into the First Amended and Restated Business Combination Agreement to provide for the concurrent execution of financing documents for a PIPE consisting of convertible notes and warrants and delivery of the Cassel Salpeter’s opinion to the Board. On October 6, 2022, DHAC, Merger Sub I, Merger Sub II, VSee and iDoc entered into the Business Combination Agreement to make the consideration payable to VSee and iDoc stockholders 100% DHAC common stock and to provide for the concurrent execution of amended PIPE Financing documents providing for the issuance of the PIPE Shares and the PIPE Warrants further described on Note 6.

Pursuant to the Business Combination Agreement and subject to the terms and conditions set forth therein, Merger Sub I will merge with and into VSee (the “VSee Merger”), with VSee surviving the VSee Merger as a wholly owned subsidiary of DHAC, and Merger Sub II will merge with and into iDoc (the “iDoc Merger” and, together with the VSee Merger, the “Mergers”), with iDoc surviving the iDoc Merger as a wholly owned subsidiary of DHAC. At the effective time of the Mergers (the “Effective Time”), DHAC will change its name to VSee Health, Inc.